Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Preliminary Purchase Price Allocation
As of December 31, 2020, our fair value allocation of the assets acquired and liabilities assumed from Fairway is considered final. A number of purchase price allocation adjustments were made in the year ended December 31, 2020, which resulted in an increase to goodwill of $1.7 million. The Company believes there are growth opportunities in the billboard business, including organic growth and potential acquisitions, that could rapidly scale the business. The allocations presented in the table below are based upon management’s estimate of the fair value using valuation techniques including income, cost and market approaches. The most significant asset acquired, property, plant and equipment, was valued using the cost approach. The purchase price allocation was as follows:

Cash consideration	$43,108
Due from Seller	(106)

Total Consideration	$43,002

Accounts receivable	$1,521
Other current assets	133
Property, plant and equipment	28,638
Operating lease, right-of-use assets	15,376
Goodwill	13,102
Intangibles (Note 10)	3,639
Deferred tax asset	1,028
Other assets	15

Assets Acquired	$63,452

Accounts payable and accrued expenses	$730
Current portion of operating lease liabilities	877
Operating lease liabilities, less current portion	12,320
Asset retirement obligations (Note 11)	5,618
Deferred revenue	753
Other noncurrent liabilities	152

Liabilities Assumed	$20,450

Net Assets Acquired	$43,002

Schedule of Pro Forma Financial Information
The following unaudited pro forma financial information for the Company gives effect to the acquisitions as if they had occurred on March 1, 2019. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

Ten Months Ended December 31, 2019 (unaudited)
Net revenues	$51,869
Net income attributable to common shareholders	1,042